Average Annual Total Returns{- Fidelity Advisor Strategic Income Fund} - 12.31 Fidelity Advisor Strategic Income Fund - Retail PRO-09 - Fidelity Advisor Strategic Income Fund	Fidelity Strategic Income Fund Return Before Taxes Past 1 year	Fidelity Strategic Income Fund Return Before Taxes Since Inception		Fidelity Strategic Income Fund After Taxes on Distributions Past 1 year	Fidelity Strategic Income Fund After Taxes on Distributions Since Inception		Fidelity Strategic Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Strategic Income Fund After Taxes on Distributions and Sales Since Inception		LB091 Past 1 year	LB091 Since Inception		F0097 Past 1 year	F0097 Since Inception
Total	7.53%	5.64%	[1]	5.66%	3.90%	[1]	4.56%	3.60%	[1]	7.58%	6.64%	[1]	6.63%	5.65%	[1]

[1]	(a)From April 13, 2018